Owners' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Owners' Equity
Owners’ Equity

The following table details the changes in the number of our limited partner units outstanding from January 1, 2010 through December 31, 2012.

Limited partner units outstanding on January 1, 2010	213,175,644
01/10—Settlement of 2007 award grants	280,634
01/10—Other(a)	6,420
07/10—Issuance of limited partner units	11,500,000
Limited partner units outstanding on December 31, 2010	224,962,698
01/11—Settlement of 2008 award grants	505,492
01/11—Other(a)	4,952
Limited partner units outstanding on December 31, 2011	225,473,142
01/12—Settlement of 2009 award grants	722,766
01/12—Other(a)	4,964
Limited partner units outstanding on December 31, 2012	226,200,872

(a)	Limited partner units issued to settle the equity-based retainer paid to independent directors of our general partner.

Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without approval by the limited partners.

Limited partners holding our limited partner units have the following rights, among others:

•	right to receive distributions of our available cash within 45 days after the end of each quarter;

•	right to elect the board members of our general partner;

•	right to remove Magellan GP, LLC as our general partner upon a 100% vote of outstanding unitholders;

•	right to transfer limited partner unit ownership to substitute limited partners;

•
right to receive an annual report, containing audited financial statements and a report on those financial statements by our independent public accountants, within 120 days after the close of the fiscal year end;

•	right to receive information reasonably required for tax reporting purposes within 90 days after the close of the calendar year;

•	right to vote according to the limited partners’ percentage interest in us at any meeting that may be called by our general partner; and

•	right to inspect our books and records at the unitholders’ own expense.
In the event of liquidation, we would distribute all property and cash in excess of that required to discharge all liabilities to the partners in proportion to the positive balances in their respective capital accounts. The limited partners' liability is generally limited to their investment.